F. Stockholders' Equity - Warrant Activity (Details 2) (USD $)	6 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012
Number of Shares
Outstanding beginning balance	9,473,661	11,214,898	11,214,898
Exercised
Canceled
Vested
Outstanding ending balance	12,145,917	11,152,008
Exercise Price
Outstanding beginning balance	$ 0.7	$ 0.52	$ 0.52
Granted	$ 0.39
Exercised
Expired or Canceled
Vested
Outstanding ending balance	$ 0.63	$ 0.51
Remaining Contractual Term (in years)
Outstanding beginning balance	5 years 9 months 22 days	6 years 8 months 1 day
Granted	9 years 11 months 1 day
Outstanding ending balance	6 years 4 months 19 days	6 years 2 months 16 days
Aggregate Intrinsic Value
Outstanding beginning balance	$ 153,850	$ 3,825	$ 3,825
Granted	901
Outstanding ending balance	45,084	1,463
Warrant [Member]
Number of Shares
Outstanding beginning balance	18,775,664	62,993,663	62,993,663	61,936,036
Granted		14,932,000	14,932,000	1,997,627
Exercised		(59,149,999)	(59,149,999)	(940,000)
Canceled			0	0
Forfeited			0	0
Vested
Outstanding ending balance	18,775,664	18,775,664	18,775,664	62,993,663
Exercisable			18,775,664
Exercise Price
Outstanding beginning balance	$ 0.29	$ 0.3	$ 0.3	$ 0.3
Granted		$ 0.25	$ 0.25	$ 0.38
Exercised		$ 0.01	$ 0.01	$ 0.28
Expired or Canceled			$ 0	$ 0
Forfeited			$ 0	$ 0
Vested
Outstanding ending balance	$ 0.29	$ 0.29	$ 0.29	$ 0.3
Exercisable			$ 0.29
Remaining Contractual Term (in years)
Outstanding beginning balance	4 years 18 days	4 years 2 months 12 days	4 years 2 months 12 days	5 years 2 months 12 days
Granted		4 years 10 months 20 days	4 years 4 months 24 days	4 years 6 months
Exercised		3 years 9 months
Outstanding ending balance	3 years 6 months 18 days	4 years 6 months 18 days	4 years 1 month 6 days	4 years 2 months 12 days
Exercisable			4 years 1 month 6 days
Aggregate Intrinsic Value
Outstanding beginning balance	693,340	5,344,623	5,344,623	8,258,000
Granted		1,039,373	444,810	35,000
Exercised		19,519,500	19,519,500
Outstanding ending balance	215,048	1,335,864	693,340	5,344,623
Exercisable			$ 693,340